LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Right-of-use asset	$ 1,072,094	$ 765,052	$ 378,013
Amortization of right-of-use asset	(196,124)	(120,742)	(39,709)
Right-of-use asset, net	875,970	912,993	338,304
Operating lease liability
Current portion of long-term lease	112,383	149,407	71,032
Long-term lease	763,587	763,586	286,139
Total operating lease liability	$ 875,970	$ 912,993	$ 357,171